UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

                                                 THE ADVISORS' INNER CIRCLE FUND





INVESTMENT ADVISER:                                                ANNUAL REPORT
PROSPECT ASSET MANAGEMENT, INC.                                 OCTOBER 31, 2006

--------------------------------------------------------------------------------



                             ----------------------
                             J    A    P    A     N
                             Smaller Companies Fund









              THE INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A
                   CURRENT PROSPECTUS FOR THE FUND DESCRIBED.

TABLE OF CONTENTS
-----------------


                                                                            Page


Manager's Discussion and Analysis of Fund Performance................        1

Schedule of Investments..............................................        4

Statement of Assets and Liabilities..................................        5

Statement of Operations..............................................        6

Statement of Changes in Net Assets...................................        7

Financial Highlights.................................................        8

Notes to Financial Statements........................................        9

Report of Independent Registered Public Accounting Firm..............       15

Disclosure of Fund Expenses..........................................       16

Trustees and Officers of The Advisors' Inner Circle Fund.............       18

Approval of Investment Advisory Agreements...........................       26

Notice to Shareholders...............................................       28









The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


A description of the policies and procedures that The Advisers' Inner Circle Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-335-2110; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

                        MANAGER'S DISCUSSION AND ANALYSIS
                              OF FUND PERFORMANCE



INVESTMENT OBJECTIVE

The Japan Smaller Companies Fund seeks capital appreciation through investing in equity securities of small Japanese companies which have above average growth potential and are undervalued. The Fund invests primarily (at least 80% of its net assets) in equity of smaller (market capitalizations of 250 billion yen or less) Japanese issuers.


PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
                      CALENDAR
                       YEAR TO                 THREE      FIVE      SINCE
                         DATE     ONE YEAR     YEARS     YEARS    INCEPTION*
                        ENDED      ENDED       ENDED*    ENDED*    6/27/01-
                      10/31/06    10/31/06    10/31/06  10/31/06   10/31/06
--------------------------------------------------------------------------------
JAPAN SMALLER
COMPANIES
FUND (JSCFX)            -16.5%     -5.6%       11.8%      12.0%      10.3%
--------------------------------------------------------------------------------
Topix Small Cap
Index (TPXSM)           -12.0%      1.1%       15.5%      14.8%      10.8%
--------------------------------------------------------------------------------
Through October 31, 2006, the Fund ranks 10th out of the 34 funds for the 5 year period, 30th out of the 40 funds for the 3 year period and 41st out of 41 funds for the 1 year period in the Lipper Japanese Fund Objective universe based on the criteria of total return.
*Annualized.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-335-2110 OR VISIT OUR WEBSITE AT WWW.JSCF.COM.

                        MANAGER'S DISCUSSION AND ANALYSIS
                        OF FUND PERFORMANCE (CONTINUED)

FUND PERFORMANCE

The Japan Smaller Companies Fund had a difficult year, underperforming its benchmark index, the Topix Small Cap Index. The Fund's strategy is to invest in undervalued growth companies in the domestic Japanese market. We believe the underperformance during the period was due to companies in the Fund not being recognized fully by the market. The Fund is concentrated in smaller companies of real estate, Japanese REITs and retail sectors. The Fund's performance in 2006 was hurt by poor performance in the holdings in real estate and the retail sectors, which had retracted significantly from an exceptional year in 2005. However, a rise in the Japanese REIT sector in 2006, where the Fund has a substantial weighting, contributed positively to the Fund's performance in 2006.

OUTLOOK

We believe that a series of economic indicators point to a continuing recovery in the Japanese economy. Of these, the rise in demand for bank loans and the decline in unemployment are perhaps the most uncontroversial. The former confirms an increase in consumer and industrial expenditure and the latter serves to underpin both consumer confidence and consumer spending. We believe the recent replacement of the Prime Minister is not expected to lead to any changes in Government policy which might materially affect these macroeconomic trends. We are particularly optimistic on the Japanese REIT sector. The Topix Real Estate index measures the performance of the quoted Japanese Real Estate sector, excluding Japanese REITs. This Index has substantially outperformed the overall Tokyo Market (Topix) since the first half of 2000. The last time such a sustained period of outperformance occurred was between 1985 - 1987, and preceded a subsequent rise in Japanese physical real estate prices. By contrast, listed Japanese REITs have lagged both the domestic real estate index and the wider stock market. Indeed, the poor performance of the Japanese REIT sector has led to a situation where many Japanese REITs are trading at double-digit discounts to their estimated net asset values. Prospect believes that this divergence in performance is due to the relative lack of maturity of the Japanese REIT market. The Fund is concentrated in the Japanese REIT sector to take advantage of this divergence.

MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING LOSS OF PRINCIPAL. IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INTERNATIONAL INVESTMENTS MAY INVOLVE RISK OF CAPITAL LOSS FROM UNFAVORABLE FLUCTUATION IN CURRENCY VALUES, FROM DIFFERENCES IN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR FROM ECONOMIC OR POLITICAL INSTABILITY IN OTHER NATIONS. SECURITIES FOCUSING ON A SINGLE COUNTRY MAY BE SUBJECT TO HIGHER VOLATILITY. THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE FUND RETAINS A REDEMPTION FEE OF 2.00% ON REDEMPTIONS OF SHARES HELD LESS THAN 30 DAYS.

     COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE JAPAN
        SMALLER COMPANIES FUND VERSUS THE TOPIX SMALL CAP INDEX, AND THE
                           LIPPER JAPAN FUNDS AVERAGE.

     -------------------------------------------
                                      Annualized
     One-Year  Three-Year  Five Year  Inception
      Return     Return     Return     to Date*
     -------------------------------------------
      -5.62%     11.78%     12.03%      10.27%
     -------------------------------------------

[GRAPH OMITTED]
         Japan Smaller           TOPIX Small       Lipper Japan
        Companies Fund            Cap Index        Funds Average
6/27/01     $10,000                $10,000            $10,000
Oct 01        9,550                  8,679              7,496
Oct 02        9,159                  7,309              6,214
Oct 03       12,068                 11,200              8,403
Oct 04       14,128                 12,869              8,964
Oct 05       17,859                 17,086             11,230
Oct 06       16,855                 17,277             12,505

* Commencement of operations was June 27, 2001.

(1) The TOPIX Small Cap Index is a capitalization-weighted index designed to measure the performance of the stocks not included in the TOPIX 500 Index that are listed on the First Section of the Tokyo Stock Exchange.

(2) The Lipper Japan Funds Average represents the average performance of 41 mutual funds classified by Lipper, Inc. in the Japan category.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares. If the Adviser had not limited certain expenses, the Fund's total returns would have been lower.

October 31, 2006


JAPAN SMALLER                                            Value
COMPANIES FUND                                 Shares    (000)
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (Unaudited)+

[PIE CHART OMITTED]
Financials             44%
Consumer Discretionary 35%
Industrials            13%
Basic Materials         8%

+Percentages are based on total investments.


SCHEDULE OF INVESTMENTS
COMMON STOCK (88.0%)
COMMERCIAL SERVICES (7.2%)
   CONSULTING SERVICES (7.2%)
   ASK Planning Center   190,000  $  895
   GCA                       118     480
                                  ------
                                   1,375
                                  ------
ENGINEERING & CONSTRUCTION (4.4%)
   BUILDING & CONSTRUCTION - MISCELLANEOUS (4.4%)
   Shinnihon             171,200     845
                                  ------
MISCELLANEOUS MANUFACTURING (7.0%)
   INDUSTRIAL GASES (3.8%)
   Air Water              76,000     728
                                  ------
   PAPER & PAPER PRODUCTS (3.2%)
   OJI Paper             116,000     615
                                  ------
                                   1,343
                                  ------
REAL ESTATE (20.2%)
   REAL ESTATE MANAGEMENT/SERVICES (11.7%)
   Arnest One             62,700     935
   Azel*                 421,000     832
   Fuso Lexel             55,800     472
                                  ------
                                   2,239
                                  ------
   REAL ESTATE OPERATIONS/DEVELOPMENT (8.5%)
   Shin-Nihon Tatemono   144,900     818
   Touei Housing          41,300     805
                                  ------
                                   1,623
                                  ------
                                   3,862
                                  ------
REITS (34.5%)
   REITS-APARTMENTS (21.6%)
   Crescendo Investment      313   1,314
   FC Residential Investment 244     960
   New City Residence
     Investment              216     974
   TGR Investment            269     883
                                  ------
                                   4,131
                                  ------
JAPAN SMALLER                                            Value
COMPANIES FUND                                 Shares    (000)
--------------------------------------------------------------------------------


   REITS-DIVERSIFIED (4.9%)
   Advance Residence
     Investment              149 $   584
   Joint Reit Investment      84     364
                                 -------
                                     948
                                 -------
   REITS-HOTEL (0.1%)
   Nippon Hotel Fund
     Investment                3      11
                                 -------
   REITS-OFFICE PROPERTY (5.7%)
   MID Reit                  141     609
   Nippon Commercial
     Investment              116     476
                                 -------
                                   1,085
                                 -------
   REITS-SHOPPING CENTERS (2.2%)
   Japan Retail Fund
     Investment               54     418
                                 -------
                                   6,593
                                 -------
RETAIL (14.7%)
   RETAIL-APPAREL/SHOE (8.5%)
   Nishimatsuya Chain     37,600     735
   Point                  18,050     892
                                 -------
                                   1,627
                                 -------
   RETAIL-CONSUMER ELECTRONICS (3.8%)
   Gigas K's Denki        27,600     732
                                 -------
   RETAIL-RESTAURANTS (2.4%)
   Joyfull                50,300     459
                                 -------
                                   2,818
                                 -------
TOTAL COMMON STOCK
   (Cost $16,216)                 16,836
                                 -------


CASH EQUIVALENT (0.2%)
   Union Bank of California
     Money Market
     Fund, 4.460% **
     (Cost $45)           45,300      45
                                 -------
TOTAL INVESTMENTS (88.2%)
   (Cost $16,261)                $16,881
                                 -------

 Percentages are based on Net Assets of $19,140 (000)
*  Non-income producing security.
** Rate shown is the 7-day effective yield as of October 31, 2006.





    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)
October 31, 2006


                                                                   JAPAN SMALLER
                                                                     COMPANIES
                                                                        FUND
--------------------------------------------------------------------------------


ASSETS:
  Investments at Value (Cost $16,261)...............................    $16,881
  Foreign Currency at Value* (Cost $2,679)..........................      2,714
  Receivable for Investment Securities Sold.........................      1,003
  Dividend and Interest Receivable..................................         45
  Receivable for Capital Shares Sold................................         20
--------------------------------------------------------------------------------
  Total Assets......................................................     20,663
--------------------------------------------------------------------------------
LIABILITIES:
  Payable for Investment Securities Purchased.......................      1,438
  Payable due to Investment Adviser.................................         14
  Payable due to Administrator......................................         11
  Payable for Trustees' Fee.........................................          2
  Chief Compliance Officer Fees Payable.............................          1
  Other Accrued Expenses............................................         57
--------------------------------------------------------------------------------
  Total Liabilities.................................................      1,523
--------------------------------------------------------------------------------
  Net Assets........................................................    $19,140
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Paid-in Capital ..................................................    $18,827
  Distributions in Excess of Net Investment Income..................       (203)
  Accumulated Net Realized Loss on Investments......................       (139)
  Net Unrealized Appreciation on Investments........................        620
  Net Unrealized Appreciation on Foreign Currency ..................         35
--------------------------------------------------------------------------------
  Net Assets........................................................    $19,140
--------------------------------------------------------------------------------
  Outstanding Shares of Beneficial Interest (1)
    (unlimited authorization -- no par value) ......................  1,508,154
--------------------------------------------------------------------------------
  Net Asset Value, Offering and Redemption Price Per Share..........     $12.69
================================================================================

  * Foreign currency consists of 317,339,572 Japanese Yen.~
(1) Share amounts not rounded.






    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the year ended October 31, 2006


                                                                   JAPAN SMALLER
                                                                     COMPANIES
                                                                        FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend Income................................................... $    743
  Foreign Taxes Withheld............................................      (51)
--------------------------------------------------------------------------------
  Total Investment Income...........................................      692
--------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees..........................................      603
  Administration Fees...............................................      125
  Trustees' Fees....................................................        9
  Chief Compliance Officer Fees.....................................        6
  Custodian Fees....................................................       80
  Professional Fees.................................................       60
  Transfer Agent Fees...............................................       59
  Printing Fees.....................................................       32
  Other Fees........................................................       24
--------------------------------------------------------------------------------
  Net Expenses......................................................      998
--------------------------------------------------------------------------------
  Net Investment Loss...............................................     (306)
--------------------------------------------------------------------------------
  Net Realized Gain on Investments..................................   14,304
  Net Realized Loss on Foreign Currency Transactions................     (600)
  Net Change in Unrealized Depreciation on Investments..............  (10,921)
  Net Change in Unrealized Appreciation on Foreign
   Currency Transactions ...........................................      207
--------------------------------------------------------------------------------
  Net Realized and Unrealized Gain on Investments and
   Foreign Currency Transactions ...................................    2,990
--------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations.............. $  2,684
================================================================================






    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the years ended October 31,


                                                             JAPAN SMALLER
                                                               COMPANIES
                                                                 FUND
                                                       -------------------------
                                                          2006         2005
--------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Loss ................................ $   (306)     $   (675)
  Net Realized Gain on Investments....................   14,304         9,861
  Net Gain from Payment by Affiliate..................       --            39
  Net Realized Gain (Loss) on Foreign Currency
   Transactions ......................................     (600)          193
  Net Change in Unrealized Appreciation (Depreciation)
   on Investments.....................................  (10,921)       12,151
  Net Change in Unrealized Appreciation (Depreciation)
   on Foreign Currency Transactions ..................      207          (817)
--------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations    2,684        20,752
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS:
  Net Investment Income ..............................   (1,027)         (449)
  Net Realized Gains .................................   (8,453)       (1,560)
--------------------------------------------------------------------------------
  Total Dividends and Distributions...................   (9,480)       (2,009)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Issued .............................................    8,061         5,360
  Reinvestment of Distributions ......................    9,211         1,961
  Redemption Fees*....................................       --             2
  Redeemed ...........................................  (80,308)      (23,101)
--------------------------------------------------------------------------------
  Decrease in Net Assets Derived from
   Capital Share Transactions ........................  (63,036)      (15,778)
--------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets ............  (69,832)        2,965
--------------------------------------------------------------------------------
NET ASSETS:
  Beginning of Year ..................................   88,972        86,007
--------------------------------------------------------------------------------
  End of Year (Includes (Distribution in Excess of)
   Undistributed Net Investment Income of ($203)
   and $92, respectively)............................. $ 19,140      $ 88,972
================================================================================
SHARE TRANSACTIONS:
  Issued .............................................      629           420
  Reinvestment of Distributions ......................      641           165
  Redeemed ...........................................   (5,712)       (1,738)
--------------------------------------------------------------------------------
  Net Decrease in Shares Outstanding from
   Share Transactions ................................   (4,442)       (1,153)
================================================================================
* See Note 2 in the Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.






    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period
For the periods ended October 31,







                                                       JAPAN SMALLER
                                                         COMPANIES
                                                           FUND
                              ----------------------------------------------------------------
                               11/1/05      11/1/04      11/1/03       11/1/02       11/1/01
                            TO 10/31/06*  TO 10/31/05  TO 10/31/04   TO 10/31/03   TO 10/31/02
----------------------------------------------------------------------------------------------

Net Asset Value,
   Beginning of Period ......  $ 14.95      $ 12.11     $ 10.69        $ 8.65        $ 9.55
                               -------      -------     -------        ------        ------
Income from
  Investment Operations:
   Net Investment Loss.......    (0.07)(1)    (0.10)(1)   (0.11)(1)     (0.06)        (0.07)(1)
   Net Realized and
   Unrealized Gains
   (Losses) on Investment
   Transactions .............    (0.60)++      3.22        1.87          2.61         (0.35)
                               -------      -------     -------        ------        ------
Total from
  Investment Operations .....    (0.67)        3.12        1.76          2.55         (0.42)
                               -------      -------     -------        ------        ------
Redemption Fees..............       --           --        0.01            --            --
                               -------      -------     -------        ------        ------
Dividends and Distributions:
   Net Investment Income.....    (0.16)       (0.06)      (0.22)        (0.23)        (0.48)
   Net Realized Gain.........    (1.43)       (0.22)      (0.13)        (0.28)           --
                               -------      -------     -------        ------        ------
Total Dividends and
  Distributions .............    (1.59)       (0.28)      (0.35)        (0.51)        (0.48)
                               -------      -------     -------        ------        ------
Net Asset Value,
  End of Period .............  $ 12.69      $ 14.95     $ 12.11        $10.69        $ 8.65
                               =======      =======     =======        ======        ======
Total Return+................    (5.62)%      26.41%(2)  117.07%        31.76%        (4.09)%
                               =======      =======     =======        ======        ======
Net Assets,
  End of Period (000)          $19,140      $88,972     $86,007        $2,283        $  737
Ratio of Expenses to
  Average Net Assets.........     1.66%        1.56%       1.66%         2.00%         2.00%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers and
  Reimbursements) ...........     1.66%        1.56%       1.66%        21.06%        45.86%
Ratio of Net Investment
  Loss to Average
  Net Assets ................    (0.51)%      (0.75)%     (0.90)%       (0.74)%       (0.73)%
Portfolio Turnover Rate......      103%          64%         38%           39%           20%

 + The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Return is for the period indicated and has not been annualized.
++ The amount shown for the year ended October 31, 2006, for a share outstanding throughout the year does not accord with aggregate net gains on investments for that year because of the sales and repurchases of the Fund shares in relation to fluctuating market value of the investments of the Fund.
(1) Per share calculations were performed using average shares for the period.
(2) The total return was not impacted by the payment by affiliate (see Note 5). Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2006



1.  ORGANIZATION:
THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 Funds. The financial statements herein are those of the Japan Smaller Companies Fund (the "Fund"). The Fund commenced operations on June 27, 2001. The Fund seeks capital appreciation through investing in equity securities of small Japanese companies which have above average growth potential and are under-valued. The Fund invests primarily (at least 80% of its net assets) in equity of smaller (market capitalizations of 250 billion yen or less) Japanese issuers. Discussion and Analysis of Fund Performance at the beginning of this report provides a description of the Fund's investment objectives. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund:

    Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    Security Valuation -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency -and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

    Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2006, the Fund had no fair valued securities.

    For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the

October 31, 2006



    Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser if the Fund holds the relevant securities that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee Meeting should be called based on the information provided.

    The Fund uses FT Interactive ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the adviser or any sub-adviser to the Fund believes that the fair values provided by FT are not reliable, the adviser or sub-adviser contacts the Fund's administrator and requests that a meeting of the Committee be held.

    Security Transactions and Investment Income -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

    Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars on the following basis:

       (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

       (II) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

    The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Fund reports certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

October 31, 2006



    Forward Foreign Currency Contracts -- Forward foreign currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. The Fund did not enter into any forward foreign currency contracts during the year ended October 31, 2006.

    Expenses -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

    Dividends and Distributions to Shareholders -- Dividends, if any, from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

    Other -- The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than 30 days. For the year ended October 31, 2006, there were $405 of redemption fees retained.


3.  TRANSACTIONS WITH AFFILIATES:
Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.


4.  ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:
The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund for an annual fee equal to the higher of $125,000, plus $20,000 per any additional class or 0.15% of the first $250 million, 0.125% of the next $250 million and 0.10% of any amount above $500 million of the Fund's average daily net assets.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 14, 2005. The Distributor receives no fees for its distribution services related to the Fund under this agreement.

Forum Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.


5.  INVESTMENT ADVISORY AGREEMENT:
The Fund and Prospect Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated June 1, 2001, under which the Adviser receives an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser has agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund to an annual rate of not more than 2.00% of the Fund's average daily net assets.


6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2006, were as follows
(000):

Purchases..............  $ 51,894

Sales..................   119,790

October 31, 2006



7. FEDERAL TAX INFORMATION:
It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Permanent book and tax differences may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book and tax differences relating to currency, equalization, net operating loss, PFIC's, REITs and reclass of distributions resulted in reclassifications to the following accounts for the year ended October 31, 2006 were as follows (000):

                   UNDISTRIBUTED    ACCUMULATED
     PAID-IN      NET INVESTMENT   NET REALIZED
     CAPITAL          INCOME           LOSS
   ------------   --------------   ------------
     $12,714         $1,038         $(13,752)

These reclassifications had no impact on the net assets or net asset value of the Fund.

The tax character of dividends and distributions declared during the last two fiscal years was as follows (000):

                         ORDINARY        LONG-TERM
                          INCOME       CAPITAL GAIN      TOTALS
                         --------      ------------      ------
2006                      $4,120         $5,360         $9,480
2005                       1,795            214          2,009

As of October 31, 2006, the components of Distributable Earnings on a tax basis were as follows (000):

Unrealized Appreciation on Investments and Foreign Currency    $313
                                                               ----
Total Distributable Earnings                                   $313
                                                               ----


The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2006, were as follows (000):

                  AGGREGATE GROSS     AGGREGATE GROSS
                     UNREALIZED          UNREALIZED          NET UNREALIZED
FEDERAL TAX COST    APPRECIATION        DEPRECIATION          APPRECIATION
----------------    ------------        ------------          ------------
    $16,603            $903               $(625)                  $278

October 31, 2006



8.  CONCENTRATIONS/RISKS:
Investing in a foreign country, such as Japan, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in Japan are denominated in a foreign currency, the yen. As a result, changes in the value of the yen compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of securities in the issuer's home country.


9.  INDEMNIFICATIONS:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.


10. OTHER:
At October 31, 2006, 79% of total shares outstanding were held by one shareholder of the Fund, which was comprised of an omnibus account that was held on behalf of various individual shareholders.

Effective April 12, 2006, the Board has determined to re-open the Fund to new investors.~


11. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED):
The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of RegulationS-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's former independent registered public accounting firm, KPMG LLP. The dismissal of KPMG LLP, effective upon its completion of its audits for the fiscal year ended October 31, 2005, and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's reports on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004, contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

October 31, 2006



12.  NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of October 31, 2006, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Trustees of Japan Smaller Companies Fund of The Advisors' Inner Circle Fund:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Japan Smaller Companies Fund (one of the funds constituting the Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2006, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2005 and the financial highlights for each of the four years in the period then ended were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Japan Smaller Companies Fund of The Advisors' Inner Circle Fund at October 31, 2006, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                               [GRAPHIC OMITTED]
                                                               ERNST & YOUNG LLP

Philadelphia, Pennsylvania
December 20, 2006

DISCLOSURE OF FUND EXPENSES (UNAUDITED)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.~





                                 BEGINNING     ENDING               EXPENSES
                                  ACCOUNT     ACCOUNT    ANNUALIZED   PAID
                                   VALUE       VALUE      EXPENSE    DURING
JAPAN SMALLER COMPANIES FUND      05/01/06    10/31/06    RATIOS     PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN               $1,000.00    $  831.60    2.21%    $ 10.20
HYPOTHETICAL 5% RETURN            1,000.00     1,014.06    2.21       11.22
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                      This page intentionally left blank.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


--------------------------------------------------------------------------------
Set forth below are the names, age, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term


                                                                 TERM OF
                                   POSITION(S)                  OFFICE AND
    NAME, ADDRESS,                 HELD WITH                    LENGTH OF
        AGE(1)                     THE TRUST                  TIME SERVED(2)
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                    Chairman                   (Since 1991)
60 yrs. old                       of the Board
                                  of Trustees










WILLIAM M. DORAN                    Trustee                    (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
66 yrs. old










--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


--------------------------------------------------------------------------------
is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-335-2110. The following chart lists Trustees and Officers as of November 15, 2006.


                                                         Number of
                                                        Portfolios
                                                    in The Advisors'
                                                    Inner Circle Fund
Principal Occupation(s)                                 Overseen by                    Other Directorships
  During Past 5 Years                                   Board Member                 Held by Board Member(3)
-------------------------------------------------------------------------------------------------------------------------


Currently performs various services on                       36                 Trustee of The Advisors' Inner
behalf of SEI Investments for which                                             Circle Fund II, Bishop Street Funds,
Mr. Nesher is compensated. Executive                                            SEI Asset Allocation Trust, SEI
Vice President of SEI Investments,                                              Daily Income Trust, SEI Index Funds.
1986-1994. Director and Executive                                               SEI Institutional International Trust,
Vice President of the Administrator                                             SEI Institutional Investments Trust,
and the Distributor, 1981-1994.                                                 SEI Institutional Managed Trust,
                                                                                SEI Liquid Asset Trust, SEI Tax
                                                                                Exempt Trust, SEI Opportunity Master
                                                                                Fund, L.P., SEI Opportunity Fund, L.P.,
                                                                                SEI Global Master Fund, PLC, SEI
                                                                                Global Assets Fund, PLC, SEI Global
                                                                                Investments Fund, PLC, SEI Investments
                                                                                Global, Limited, SEI Investments Global
                                                                                Fund Services Limited, SEI Investments
                                                                                (Europe) Ltd., SEI Investments-Unit Trust
                                                                                Management (UK) Limited, and SEI
                                                                                Global Nominee Ltd.

-------------------------------------------------------------------------------------------------------------------------
Self Employed Consultant since 2003.                         36                 Director of SEI Investments Company
Partner, Morgan, Lewis & Bockius LLP                                            and SEI Investments Distribution Co.,
(law firm) from 1976-2003, counsel to                                           SEI Investments-Global Fund Services,
the Trust, SEI Investments, the                                                 Limited, SEI Investments Global
Administrator and the Distributor.                                              Limited, SEI Investments (Europe),
Director of SEI Investments since 1974;                                         Limited, SEI Investments (Asia) Limited,
Secretary of SEI Investments since 1978.                                        SEI Asset Korea Co., Ltd. Trustee of
                                                                                The Advisors' Inner Circle Fund II,
                                                                                SEI Investments, Bishop Street Funds,
                                                                                SEI Asset Allocation Trust, SEI Daily
                                                                                Income Trust, SEI Index Funds, SEI
                                                                                Institutional International Trust, SEI
                                                                                Institutional Investments Trust, SEI
                                                                                Institutional Managed Trust, SEI Liquid
                                                                                Asset Trust and SEI Tax Exempt Trust.
-------------------------------------------------------------------------------------------------------------------------
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange
  Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

                                                                 TERM OF
                                   POSITION(S)                  OFFICE AND
    NAME, ADDRESS,                 HELD WITH                    LENGTH OF
        AGE(1)                     THE TRUST                  TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

EUGENE B. PETERS                    Trustee                    (Since 1993)
77 yrs. old








--------------------------------------------------------------------------------
JAMES M. STOREY                     Trustee                    (Since 1994)
75 yrs. old



--------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.             Trustee                    (Since 1999)
64 yrs. old




--------------------------------------------------------------------------------






1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


--------------------------------------------------------------------------------




                                                         Number of
                                                        Portfolios
                                                    in The Advisors'
                                                    Inner Circle Fund
Principal Occupation(s)                                 Overseen by                    Other Directorships
  During Past 5 Years                                   Board Member                 Held by Board Member(3)
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------


Private investor from 1987 to present.                       36                 Trustee of The Advisors' Inner Circle
Vice President and Chief Financial                                              Fund and Bishop Street Funds.
officer, Western Company of North
America (petroleum service company),
1980-1986. President of Gene Peters
and Associates (import company),
1978-1980. President and Chief
Executive Officer of Jos. Schlitz
Brewing Company before 1978.
-------------------------------------------------------------------------------------------------------------------------


Attorney, Solo Practitioner since 1994.                      36                 Trustee of The Advisors' Inner Circle
Partner, Dechert, September 1987-                                               Fund II, Bishop Street Funds, SEI Asset
December 1993.                                                                  Allocation Trust, SEI Daily Income
                                                                                Trust, SEI Index Funds, SEI
                                                                                Institutional International Trust, SEI
                                                                                Institutional Investments Trust, SEI
                                                                                Institutional Managed Trust, SEI Liquid
                                                                                Asset Trust and SEI Tax Exempt Trust,
                                                                                and the U.S. Charitable Gift Trust.
-------------------------------------------------------------------------------------------------------------------------
Chief Executive Officer, Newfound                            36                 Trustee, State Street Navigator
Consultants, Inc. since April 1997.                                             Securities Lending Trust, since 1995.
General Partner, Teton Partners, L.P.,                                          Trustee of The Fulcrum Trust. Trustee
June 1991-December 1996; Chief                                                  of the Advisors' Inner Circle Fund II,
Financial Officer, Nobel Partners,                                              Bishop Street Funds, SEI Asset
L.P., March 1991-December 1996;                                                 Allocation Trust, SEI Daily Income
Treasurer and Clerk, Peak Asset                                                 Trust, SEI Index Funds, SEI Institutional
Management. Inc., since 1991.                                                   International Trust, SEI Institutional
                                                                                Investments Trust, SEI Institutional
                                                                                Managed Trust, SEI Liquid Asset Trust,
                                                                                SEI Tax Exempt Trust, SEI Opportunity
                                                                                Master Fund, L.P. and SEI Opportunity
                                                                                Fund, L.P.
-------------------------------------------------------------------------------------------------------------------------
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange
  Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


--------------------------------------------------------------------------------





                                                                 TERM OF
                                   POSITION(S)                  OFFICE AND
    NAME, ADDRESS,                 HELD WITH                    LENGTH OF
        AGE(1)                     THE TRUST                  TIME SERVED(2)
--------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
BETTY L. KRIKORIAN                  Trustee                    (Since 2005)
63 yrs. old



--------------------------------------------------------------------------------
CHARLES E. CARLBOM                  Trustee                    (Since 2005)
72 yrs. old



--------------------------------------------------------------------------------
MITCHELL A. JOHNSON                 Trustee                    (Since 2005)
64 yrs. old

--------------------------------------------------------------------------------
OFFICERS
--------
JAMES F. VOLK, CPA                 President                  (Since 2003)
44 yrs. old





--------------------------------------------------------------------------------
MICHAEL LAWSON                  Controller and                (Since 2005)
46 yrs. old                Chief Financial Officer



--------------------------------------------------------------------------------
RUSSELL EMERY                  Chief Compliance               (Since 2006)
43 yrs. old                        Officer




--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee or officer is
  SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


--------------------------------------------------------------------------------





                                                         Number of
                                                        Portfolios
                                                    in The Advisors'
                                                    Inner Circle Fund                    Other Directorships
Principal Occupation(s)                             Overseen by Board                       Held by Board
  During Past 5 Years                                Member/Officer(3)                     Member/Officer(3)
-------------------------------------------------------------------------------------------------------------------------




Self-Employed Legal and Financial                            36                 Trustee of The Advisors' Inner Circle
Services Consultant since 2003. State                                           Fund II and Bishop Street Funds.
Street Bank Global Securities and
Cash Operations from 1995 to 2003.
-------------------------------------------------------------------------------------------------------------------------
Self-Employed Business Consultant,                           36                 Director, Crown Pacific, Inc. Trustee of
Business Project Inc. since 1997.                                               The Advisors' Inner Circle Fund II and
CEO and President, United Grocers                                               Bishop Street Funds.
Inc. from 1997 to 2000.
-------------------------------------------------------------------------------------------------------------------------
Retired.                                                     36                 Director, Federal Agricultural Mortgage
                                                                                Corporation. Trustee of The Advisors'
                                                                                Inner Circle Fund II and Bishop Street
                                                                                Funds.
-------------------------------------------------------------------------------------------------------------------------
Senior Operations Officer, SEI Investments,                 N/A                            N/A
Fund Accounting and Administration (1996-
present); Assistant Chief Accountant for the
U.S. Securities and Exchange Commission's
Division of Investment Management
(1993-1996).
-------------------------------------------------------------------------------------------------------------------------
Director, SEI Investments, Fund Accounting                  N/A                            N/A
since July 2005. Manager, SEI Investments
AVP from April 1995 to February 1998 and
November 1998 to July 2005.
-------------------------------------------------------------------------------------------------------------------------
Director of Investment Product Management                   N/A                            N/A
-and Development at SEI Investments since
February 2003. Senior Investment Analyst,
Equity team at SEI Investments from March
2000 to February 2003.
-------------------------------------------------------------------------------------------------------------------------
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange
  Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


--------------------------------------------------------------------------------






                                                                 TERM OF
                                   POSITION(S)                  OFFICE AND
    NAME, ADDRESS,                 HELD WITH                    LENGTH OF
        AGE(1)                     THE TRUST                   TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
JAMES NDIAYE                   Vice President                 (Since 2004)
38 yrs. old                    and Secretary





--------------------------------------------------------------------------------
TIMOTHY D. BARTO          Assistant Vice President            (Since 2000)
38 yrs. old               and Assistant Secretary




--------------------------------------------------------------------------------
SOFIA ROSALA              Assistant Vice President            (Since 2006)
32 yrs. old               and Assistant Secretary





--------------------------------------------------------------------------------
NICOLE WELCH                   AML Officer                    (Since 2005)
29 yrs. old







--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


--------------------------------------------------------------------------------





                                                   NUMBER OF
                                                  PORTFOLIOS
                                                IN THE ADVISORS'
                                               INNER CIRCLE FUND
PRINCIPAL OCCUPATION(S)                        OVERSEEN BY BOARD            OTHER DIRECTORSHIPS
  DURING PAST 5 YEARS                               MEMBER                    HELD BY OFFICER
-------------------------------------------------------------------------------------------------------------------------


Employed by SEI Investments Company                   N/A                            N/A
since 2004. Vice President, Deusche Asset
Management from 2003-2004. Associate,
Morgan, Lewis & Bockius LLP from 2000-
2003. Counsel, Assistant Vice President,
ING Variable Annuities Group from
1999-2000.
-------------------------------------------------------------------------------------------------------------------------
General Counsel, Vice President and Assistant         N/A                            N/A
Secretary of SEI Investments Global Funds
Services since 1999; Associate, Dechert
(law firm) from 1997-1999; Associate, Richter,
Miller & Finn (law firm) from 1994-1997.
-------------------------------------------------------------------------------------------------------------------------
Vice President and Assistant Secretary of SEI         N/A                            N/A
Investments Management Corp. and SEI Global
Funds Services since 2005. Compliance Officer
of SEI Investments from 2001-2004. Account
and Product Consultant SEI Private Trust
Company, 1998-2001.
-------------------------------------------------------------------------------------------------------------------------
Assistant Vice President and AML Compliance           N/A                            N/A
Officer of SEI Investments since January 2005.
Compliance Analyst at TD Waterhouse from
January 2004 to November 2004. Senior
Compliance Analyst at UBS Financial Services
from October 2002 to January 2004. Knowledge
Management Analyst at PricewaterhouseCoopers
Consulting from September 2000 to October 2002.
-------------------------------------------------------------------------------------------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)


BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on May 15-16, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser;
(ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, representatives from the Adviser reviewed the organizational structure, professional staff, marketing plans, the Fund's investment style and the portfolio construction process for the Fund. The Adviser representatives then discussed the economic environment and recent developments in Japan. The representatives then discussed the impact of Fund redemptions, which had led to the Fund's re-opening. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

(UNAUDITED)


The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER. The Board was provided with information regarding the Fund's performance since the Advisory Agreement was last renewed, as well as information regarding the Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, focusing on its investment approach and general economic factors. The Board concluded that the Fund's performance was not substantially below the Fund's peer group and did not necessitate significant additional review.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser, and fee waivers that the Adviser had made over the period, the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Fund and concluded that such profit was not excessive. The Trustees also reviewed reports, based on available data, comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee and expense ratio paid by the Fund were sufficiently comparable to the average advisory fee paid by comparable mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

                             NOTICE TO SHAREHOLDERS
                                       OF
                          JAPAN SMALLER COMPANIES FUND
                                   (UNAUDITED)


For shareholders that do not have an October 31, 2006 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2006 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2006, the Fund is designating the following items with regard to distributions paid during the year.

         LONG TERM
        (15% RATE)              ORDINARY
       CAPITAL GAIN              INCOME            TOTAL          QUALIFYING
       DISTRIBUTION           DISTRIBUTIONS    DISTRIBUTIONS      DIVIDENDS (1)
       ------------           -------------    -------------      -------------
          73.98%                 26.02%           100.00%            0.00%

                 QUALIFYING         QUALIFIED          QUALIFIED
                  DIVIDEND          INTEREST           SHORT-TERM
                 INCOME (2)         INCOME (3)      CAPITAL GAIN (4)
                 ----------         ----------      ----------------
                   17.63%             0.00%             34.87%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions."
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.
(3) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.
(4) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2006. Complete information will be computed and reported in conjunction with your Form 1099-DIV.

    INVESTMENT ADVISER:
    Prospect Asset Management, Inc.
    6700 Kalanianaole Highway, Suite 122
    Honolulu, HI 96825

    DISTRIBUTOR:
    SEI Investments Distribution Co.
    One Freedom Valley Drive
    Oaks, PA 19456

    ADMINISTRATOR:
    SEI Investments Global Funds Services
    One Freedom Valley DriveOaks, PA 19456

    LEGAL COUNSEL:
    Morgan, Lewis & Bockius LLP
    1111 Pennsylvania Ave., N.W.
    Washington, DC 20004

    INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
    Ernst & Young LLP
    Two Commerce Square
    Suite 4000
    2001 Market Street
    Philadelphia, PA 19103
















 TO OBTAIN A PROSPECTUS, SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
    BY TELEPHONE: Call 1-800-335-2110
    BY INTERNET: www.jscf.com
    BY MAIL: Write to us
                           The Japan Smaller Companies Fund
                                    P.O. Box 446
                                  Portland, ME 04112


   PAM-AR-001-0500

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:


---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $267,100           $0               $0           $189,520           N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-          $0              $0               $0              $0               $0              $0
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax             $0              $0               $0              N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All             $0              $0               $0              N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------


Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:


---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $261,600           N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-         N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees
---------------------------------------------------------------------------------------------------------------------
(c)       Tax            N/A              N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%               0%

               ------------------------------------------------------------
               Tax Fees                          0%               0%
               ------------------------------------------------------------
               All Other Fees                    0%               0%

               ------------------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%              N/A

               ------------------------------------------------------------
               Tax Fees                          0%              N/A
               ------------------------------------------------------------
               All Other Fees                    0%              N/A

               ------------------------------------------------------------
(f)       Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2006 and 2005, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and N/A for 2006 and 2005, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, except as noted below, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms. The registrant's fund accountant identified a weakness in its internal controls relating to the application of fair value pricing for certain international equity securities held by international equity funds that used an automated fair valuation process.

(b) Except for the instance noted above, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1)   Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)      Officer   certifications   as  required  by  Rule  30a-2(b)  under  the
         Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   The Advisors' Inner Circle Fund

                                               /s/ James F. Volk
By (Signature and Title)*                      ------------------------------
                                               James F. Volk, President
Date:  December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                               /s/ James F. Volk
By (Signature and Title)*                      ------------------------------
                                               James F. Volk, President
Date:  December 29, 2006

                                               /s/ Michael Lawson
By (Signature and Title)*                      ---------------------------------
                                               Michael Lawson, Controller & CFO
Date:  December 29, 2006

* Print the name and title of each signing officer under his or her signature.